Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 184,461	$ 137,616	$ 125,173
Total other comprehensive income (loss)	(50)	1,412	(1,842)
Ending balance	298,898	184,461	137,616
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,185	2,008	3,554
Other comprehensive income (loss) before reclassifications	(886)	620	(1,533)
Amounts reclassified from accumulated other comprehensive loss	326	(8)	(13)
Total other comprehensive income (loss)	(560)	612	(1,546)
Reclassification of certain income tax effects from accumulated other comprehensive loss		565
Reclassification of equity securities from accumulated other comprehensive loss	(278)
Ending balance	2,347	3,185	2,008
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(4,309)	(4,345)	(4,049)
Other comprehensive income (loss) before reclassifications	393	553	(511)
Amounts reclassified from accumulated other comprehensive loss	117	247	215
Total other comprehensive income (loss)	510	800	(296)
Reclassification of certain income tax effects from accumulated other comprehensive loss		(764)
Ending balance	(3,799)	(4,309)	(4,345)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,124)	(2,337)	(495)
Other comprehensive income (loss) before reclassifications	(493)	1,173	(2,044)
Amounts reclassified from accumulated other comprehensive loss	443	239	202
Total other comprehensive income (loss)	(50)	1,412	(1,842)
Reclassification of certain income tax effects from accumulated other comprehensive loss		(199)
Reclassification of equity securities from accumulated other comprehensive loss	(278)
Ending balance	$ (1,452)	$ (1,124)	$ (2,337)